Property, Machinery and Equipment, Net and Assets For The Right-Of-Use, Net - Consolidated Assets For The Right-Of-Use (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	$ 1,128
Foreign currency translation effects	955	$ (346)
Net book value at Ending of period	1,194	1,128
Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,128	1,120
Additions of new leases	341	296
Cancellations and remeasurements, net	(29)	(125)
Depreciation	(204)	(258)
Foreign currency translation effects	(42)	95
Net book value at Ending of period	1,194	1,128
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	2,399	2,330
Net book value at Ending of period	2,612	2,399
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(1,271)	(1,210)
Net book value at Ending of period	(1,418)	(1,271)
Land [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	297	248
Additions of new leases	36	45
Cancellations and remeasurements, net	(10)	(15)
Depreciation	(15)	(1)
Foreign currency translation effects	13	20
Net book value at Ending of period	321	297
Land [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	439	395
Net book value at Ending of period	476	439
Land [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(142)	(147)
Net book value at Ending of period	(155)	(142)
Building [member]
Disclosure of quantitative information about right-of-use assets [line items]
Foreign currency translation effects	124	(177)
Building [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	132	196
Additions of new leases	9	21
Cancellations and remeasurements, net	(4)	(27)
Depreciation	(36)	(77)
Foreign currency translation effects	21	19
Net book value at Ending of period	122	132
Building [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	335	401
Net book value at Ending of period	356	335
Building [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(203)	(205)
Net book value at Ending of period	(234)	(203)
Machinery And Equipment [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Foreign currency translation effects	369	(36)
Machinery And Equipment [Member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	676	668
Additions of new leases	284	207
Cancellations and remeasurements, net	(14)	(82)
Depreciation	(141)	(165)
Foreign currency translation effects	(68)	48
Net book value at Ending of period	737	676
Machinery And Equipment [Member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	1,570	1,513
Net book value at Ending of period	1,722	1,570
Machinery And Equipment [Member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(894)	(845)
Net book value at Ending of period	(985)	(894)
Other assets [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	23	8
Additions of new leases	12	23
Cancellations and remeasurements, net	(1)	(1)
Depreciation	(12)	(15)
Foreign currency translation effects	(8)	8
Net book value at Ending of period	14	23
Other assets [member] | Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	55	21
Net book value at Ending of period	58	55
Other assets [member] | Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Net book value at beginning of period	(32)	(13)
Net book value at Ending of period	$ (44)	$ (32)